Employee Benefit Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 30, 2019
Employees Benefit [Abstract]
Individual contributions under defined contribution pension plan	2.00%	5.00%
Total expense under the defined contribution plan	$ 6	$ 13